Income Tax (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforwards	$ 11,909,744	$ 11,849,081
Less Valuation Allowance	(11,909,744)	(11,849,081)
Deferred Tax Assets